SHARE-BASED COMPENSATION Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employees
Additional information
Unrecognized share-based compensation expenses	¥ 13,393
Recording period for unrecognized deemed dividends	1 year 2 months 12 days
Employees | CreditEase and its consolidated subsidiaries and VIEs
Additional information
Unrecognized deemed dividend	¥ 7,489
Recording period for unrecognized deemed dividends	1 year 2 months 12 days
Employee and Non-employee RSUs
Additional information
Fair value of RSUs vested	¥ 59,611	¥ 66,797	¥ 88,446